MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Amortized cost
Due in one year or less	$ 999
Due after five through ten years
Due after ten years	16,848
Total	22,047	26,420
Fair value
Due in one year or less	1,040
Due after five through ten years
Due after ten years	16,741
Total	22,480	26,956
HELD TO MATURITY, Weighted average yield
Due in one year or less	6.44%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	563
Due after ten years	214,772
Total	215,335	139,268
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	583
Due after ten years	214,433
Total	$ 215,016	$ 139,998
HELD TO MATURITY, Weighted average yield
Due in one year or less	0.00%
Due after one through five years	0.00%
Due after five through ten years	1.60%
Due after ten years	1.51%
Total	1.51%